Loan and lease operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	R$ 1,025,493	R$ 910,590
Provision for Expected Loss	(49,024)	(50,863)
Total loans and lease operations, net of Expected Credit Loss	976,469	859,727
Largest Debtor [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	6,658	5,378
Ten Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	44,294	34,637
Twenty Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	66,407	54,100
Fifty Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	106,980	87,446
One Hundred Largest Debtors [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by concentration	148,748	121,866
Overdue As From One Day [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	23,496	27,531
Falling Due Up To Three Months [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	273,729	241,247
Falling Due More Than Three Months But Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	262,710	236,555
Falling Due After One Year [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	465,558	405,257
Individuals [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	445,574	416,616
Individuals [Member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	143,048	136,317
Individuals [Member] | Personal Loan [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	66,104	60,992
Individuals [Member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	74,524	73,472
Individuals [Member] | Vehicles Loans [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	36,637	33,324
Individuals [Member] | Mortgage Loans [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	125,261	112,511
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	160,840	136,461
Micro Small And Medium Companies [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	194,192	169,110
Foreign Loans [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations by type	R$ 224,887	R$ 188,403